INCOME TAXES Income Tax (Details) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 subsidiary	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Income Tax [Line Items]
Number Of Subsidiaries Acquired | subsidiary				2
Current tax expense (benefit)	$ 737	$ 299			$ 1,209	$ (64)
Deferred income taxes	5,161	(5,576)			5,123	27,060	$ 19,802	$ 0	$ 0
Total tax expense (benefit)	$ 5,898	$ (5,277)			$ 6,332	26,996	23,689	648	$ 0
Collins Pipeline Company And T&M Terminal Company [Member]
Income Tax [Line Items]
Total tax expense (benefit)							1,378	$ 648
PBF Energy Limited [Member]
Income Tax [Line Items]
Deferred income taxes							$ 8,412
Restatement Adjustment [Member] | Prior Period Error Correction [Member] | PBF Energy Limited [Member]
Income Tax [Line Items]
Current tax expense (benefit)			$ 30,602			30,602
Deferred income taxes			121			$ 121
Deferred Tax Liabilities, Net			30,602
Taxes Payable, Current			$ 121